Securities (Summary of Securities Net Realized Gains (Losses)) (Details) - Debt securities [member] $ in Millions, $ in Millions	3 Months Ended			9 Months Ended
	Jul. 31, 2025 CAD ($)	Jul. 31, 2025 USD ($)	Jul. 31, 2024 CAD ($)	Jul. 31, 2025 CAD ($)	Jul. 31, 2025 USD ($)	Jul. 31, 2024 CAD ($)
Classes Of Financial Assets [Domain]
Disclosure of financial assets [line items]
Net realized gains (losses)	$ (372)		$ 7	$ (1,574)		$ (53)
Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Net realized gains (losses)	(337)		0	(1,533)		(69)
Financial assets at amortised cost, category [member] | Restructuring provision [member] | U.S. Retail [Member]
Disclosure of financial assets [line items]
Net realized gains (losses)	339	$ 244		1,546	$ 1,092
Financial assets at fair value through other comprehensive income, category [member]
Disclosure of financial assets [line items]
Net realized gains (losses)	$ (35)		$ 7	$ (41)		$ 16